T. ROWE PRICE New Income Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 5.9%
Car Loan 2.5%
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  11,618 11,162
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  10,301 9,703
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  36,840 34,501
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  10,995 11,071
CarMax Auto Owner Trust
Series 2022-1, Class C
2.20%, 11/15/27  11,975 11,181
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  8,750 8,730
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  2,585 2,575
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 1,826 1,774
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  13,955 12,902
Carvana Auto Receivables Trust
Series 2023-N3, Class A
6.41%, 9/10/27 (1) 2,534 2,544
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 6,580 6,579
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 7,995 7,994
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 13,620 13,591
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 10,280 10,243
Exeter Automobile Receivables Trust
Series 2021-2A, Class D
1.40%, 4/15/27  8,374 7,962

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  35,405 33,827
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  17,900 17,646
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  19,445 19,350
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  3,250 3,289
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  2,545 2,580
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  9,545 9,720
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  7,830 8,024
Ford Credit Auto Lease Trust
Series 2024-A, Class A4
5.05%, 6/15/27  4,465 4,447
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 33,720 33,545
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  6,550 6,560
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A4
5.07%, 2/15/28 (1) 5,515 5,490
Nissan Auto Lease Trust
Series 2024-A, Class A4
4.97%, 9/15/28  5,945 5,916
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 1,427 1,397
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 575 575
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28 (1) 41,920 40,737
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  17,240 16,728

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2024-1, Class A3
5.25%, 4/17/28  6,940 6,937
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 23,480 23,210
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 6,285 6,286
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 6,020 6,006
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 4,615 4,586
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 2,340 2,340
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 1,550 1,560
413,268
Other Asset-Backed Securities 3.2%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 7.164%, 4/15/35 (1) 16,085 16,084
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 14,510 14,466
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 15,945 16,463
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.634%, 4/15/35 (1) 21,308 21,325
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M TSFR + 1.362%, 6.676%, 7/15/33 (1) 9,385 9,390
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 4,328 4,382
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 6,895 6,864
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 1,630 1,615

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 14,056 12,193
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.678%, 7/17/34 (1) 21,235 21,221
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 10,992 11,157
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 5,580 5,651
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.823%, 1/17/37 (1) 10,910 10,885
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 29,178 28,240
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 4,105 3,460
Hilton Grand Vacations Trust
Series 2023-1A, Class A
5.72%, 1/25/38 (1) 19,973 20,080
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 5,736 5,585
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 12,510 11,976
HPEFS Equipment Trust
Series 2022-2A, Class C
4.43%, 9/20/29 (1) 4,445 4,380
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 1,285 1,296
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 5,005 5,064
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 3,320 3,376
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.856%, 4/22/37 (1) 18,315 18,315
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 7.095%, 1/15/36 (1) 11,620 11,660

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 5,255 5,237
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 7.037%, 1/20/37 (1) 11,305 11,323
Madison Park Funding XLVII
Series 2020-47A, Class A1R, CLO, FRN
3M TSFR + 1.54%, 6.864%, 4/19/37 (1) 5,495 5,500
Madison Park Funding XLVII
Series 2020-47A, Class BR, CLO, FRN
3M TSFR + 1.95%, 7.274%, 4/19/37 (1) 4,000 3,879
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.096%, 10/18/33 (1) 16,090 16,189
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 5,020 4,601
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 23,220 23,108
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 23,504 23,100
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 20,164 20,626
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 4,341 4,438
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 6.561%, 1/20/32 (1) 5,510 5,516
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.708%, 7/17/35 (1) 15,105 15,086
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 6.811%, 4/15/37 (1) 24,110 24,110
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 3,647 3,647
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 3,023 3,049
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 1,160 1,171

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2023-3A, Class D
7.58%, 9/20/29 (1) 1,415 1,431
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 9,625 9,624
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.957%, 11/15/36 (1) 17,485 17,583
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 4,705 4,697
Progress Residential Trust
Series 2020-SFR3, Class A
1.294%, 10/17/27 (1) 2,841 2,656
Progress Residential Trust
Series 2020-SFR3, Class B
1.495%, 10/17/27 (1) 2,980 2,777
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 4/15/37 (1) 21,300 21,300
Sierra Timeshare Receivables Funding
Series 2022-3A, Class B
6.32%, 7/20/39 (1) 1,756 1,754
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 7.168%, 4/22/35 (1) 14,150 14,048
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  9,270 9,155
520,733
Student Loan 0.2%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 8,314 8,036
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 20,755 17,219
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 4,970 4,819

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 13,743 12,130
42,204
Total Asset-Backed Securities
(Cost $990,683) 976,205
BANK LOANS 1.8% (2)
FINANCIAL INSTITUTIONS 0.6%
Brokerage Asset Managers Exchanges 0.3%
Citadel Securities, FRN
1M TSFR + 2.25%, 7.576%, 7/29/30  54,487 54,419
54,419
Financial Other 0.1%
GTCR W Merger, FRN
1M TSFR + 3.00%, 8.326%, 1/31/31  7,935 7,958
7,958
Insurance 0.2%
AssuredPartners, FRN
1M TSFR + 3.50%, 2/14/31 (3) 1,465 1,464
Asurion, FRN
1M TSFR + 3.25%, 8.691%, 12/23/26  3,475 3,452
Asurion, FRN
1M TSFR + 4.25%, 9.676%, 8/19/28  8,458 8,403
Asurion, FRN
1M TSFR + 5.25%, 10.691%, 1/31/28  7,435 7,084
Asurion, FRN
1M TSFR + 5.25%, 10.691%, 1/20/29  3,580 3,371
HUB International, FRN
1M TSFR + 3.25%, 8.574%, 6/20/30  15,048 15,029
38,803
Total Financial Institutions 101,180
INDUSTRIAL 1.2%
Capital Goods 0.1%
Charter Next Generation, FRN
1M TSFR + 3.50%, 8.826%, 12/1/27  8,521 8,515
Summit Materials, FRN
1M TSFR + 2.50%, 7.826%, 1/12/29  5,485 5,497
TransDigm, FRN
1M TSFR + 3.25%, 8.598%, 2/22/27  89 89
14,101
Communications 0.1%
Lamar Media, FRN
1M TSFR + 1.50%, 6.926%, 2/5/27  14,435 14,399
14,399

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Cyclical 0.5%
Caesars Entertainment, FRN
1M TSFR + 2.75%, 8.04%, 2/6/31  2,375 2,370
Delta 2, FRN
1M TSFR + 2.25%, 7.598%, 1/15/30  8,755 8,742
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 7.171%, 6/21/28  26,840 26,835
Hilton Domestic Operating, FRN
1M TSFR + 2.00%, 7.421%, 11/8/30  26,840 26,858
UFC Holdings, FRN
1M TSFR + 2.75%, 8.336%, 4/29/26  11,115 11,121
75,926
Consumer Non-Cyclical 0.0%
Medline Borrower, FRN
1M TSFR + 3.00%, 8.441%, 10/23/28  7,858 7,859
7,859
Technology 0.5%
Applied Systems, FRN
1M TSFR + 3.50%, 8.821%, 2/24/31 (3) 22,906 22,987
Applied Systems, FRN
1M TSFR + 5.25%, 2/23/32 (3) 323 330
Ascend Learning, FRN
1M TSFR + 3.50%, 8.926%, 12/11/28  6,039 5,930
AthenaHealth Group, FRN
1M TSFR + 3.25%, 8.576%, 2/15/29  5,004 4,956
Boxer Parent, FRN
1M TSFR + 4.25%, 9.576%, 12/29/28 (3) 5,087 5,101
Epicor Software, FRN
1M TSFR + 3.25%, 7/30/27 (3) 5,422 5,434
Epicor Software, FRN
1M TSFR + 3.75%, 9.076%, 7/30/27  530 532
Gen Digital, FRN
1M TSFR + 1.75%, 7.176%, 9/10/27  4,541 4,513
RealPage, FRN
1M TSFR + 3.00%, 8.441%, 4/24/28  5,105 4,964
UKG, FRN
1M TSFR + 3.50%, 8.814%, 2/10/31  16,125 16,133
UKG, FRN
3M TSFR + 5.25%, 10.68%, 5/3/27  3,959 3,994
74,874

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Transportation 0.0%
Mileage Plus Holdings, FRN
3M TSFR + 5.25%, 10.77%, 6/21/27  1,969 2,026
2,026
Total Industrial 189,185
Total Bank Loans
(Cost $288,624) 290,365
BOND MUTUAL FUNDS 0.0%
Trusts & Mutual Funds 0.0%
T. Rowe Price Institutional Floating Rate Fund - Z Class, 9.14% (4)(5) 33 314
Total Bond Mutual Funds
(Cost $292) 314
CORPORATE BONDS 29.6%
FINANCIAL INSTITUTIONS 12.7%
Banking 8.5%
Ally Financial, 4.75%, 6/9/27  3,415 3,318
American Express, VR, 5.098%, 2/16/28 (6) 13,510 13,458
Bank of America, VR, 1.898%, 7/23/31 (6) 76,106 61,729
Bank of America, VR, 2.299%, 7/21/32 (6)(7) 13,098 10,626
Bank of America, VR, 2.496%, 2/13/31 (6)(7) 23,595 20,107
Bank of America, VR, 3.559%, 4/23/27 (6) 11,110 10,641
Bank of America, VR, 4.271%, 7/23/29 (6) 38,939 37,503
Bank of America, VR, 5.819%, 9/15/29 (6)(7) 25,037 25,463
Bank of New York Mellon, VR, 6.317%, 10/25/29 (6) 15,925 16,671
Bank of New York Mellon, VR, 6.474%, 10/25/34 (6) 18,245 19,768
Barclays, VR, 2.852%, 5/7/26 (6) 8,973 8,674
Barclays, VR, 5.304%, 8/9/26 (6) 5,668 5,632
Barclays, VR, 6.496%, 9/13/27 (6) 6,325 6,408
Barclays, VR, 6.692%, 9/13/34 (6) 25,860 27,035
BNP Paribas, VR, 5.497%, 5/20/30 (1)(6)(7) 20,945 20,904
BNP Paribas, VR, 5.738%, 2/20/35 (1)(6)(7) 20,535 20,402
CaixaBank, VR, 6.208%, 1/18/29 (1)(6) 21,910 22,278
CaixaBank, VR, 6.684%, 9/13/27 (1)(6) 16,185 16,455
CaixaBank, VR, 6.84%, 9/13/34 (1)(6)(7) 9,695 10,153
Capital One Financial, 3.65%, 5/11/27 (7) 15,364 14,635
Capital One Financial, 3.75%, 3/9/27 (7) 23,993 22,943
Capital One Financial, VR, 3.273%, 3/1/30 (6) 9,245 8,275
Capital One Financial, VR, 5.247%, 7/26/30 (6) 3,340 3,255
Capital One Financial, VR, 5.70%, 2/1/30 (6)(7) 7,175 7,200
Capital One Financial, VR, 6.051%, 2/1/35 (6)(7) 9,260 9,361
Capital One Financial, VR, 6.312%, 6/8/29 (6) 3,230 3,312

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Capital One Financial, VR, 7.624%, 10/30/31 (6) 3,005 3,289
Citigroup, 4.45%, 9/29/27  5,040 4,885
Citigroup, VR, 2.561%, 5/1/32 (6)(7) 10,603 8,725
Citigroup, VR, 3.106%, 4/8/26 (6)(7) 12,300 11,946
Citigroup, VR, 4.658%, 5/24/28 (6)(7) 4,855 4,773
Citigroup, VR, 5.61%, 9/29/26 (6) 22,322 22,346
Citigroup, VR, 5.827%, 2/13/35 (6) 57,900 56,684
Citigroup, Series VAR, VR, 3.07%, 2/24/28 (6)(7) 20,740 19,458
Credit Suisse, 7.50%, 2/15/28  4,460 4,784
Danske Bank, VR, 3.244%, 12/20/25 (1)(6) 21,957 21,476
Danske Bank, VR, 3.773%, 3/28/25 (1)(6) 12,760 12,727
Danske Bank, VR, 5.705%, 3/1/30 (1)(6) 12,075 12,074
Deutsche Bank, VR, 3.961%, 11/26/25 (6) 11,345 11,149
Fifth Third Bancorp, 2.375%, 1/28/25  3,260 3,167
Fifth Third Bancorp, 2.55%, 5/5/27 (7) 2,040 1,879
Fifth Third Bancorp, VR, 5.631%, 1/29/32 (6)(7) 5,270 5,212
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (6)(7) 12,345 12,679
Fifth Third Bancorp, VR, 6.361%, 10/27/28 (6) 2,875 2,918
Fifth Third Bank, 2.25%, 2/1/27 (7) 830 763
Fifth Third Bank, 3.85%, 3/15/26  2,345 2,260
Fifth Third Bank, 3.95%, 7/28/25  1,630 1,593
Fifth Third Bank, VR, 5.852%, 10/27/25 (6) 5,950 5,929
Goldman Sachs Group, VR, 1.542%, 9/10/27 (6)(7) 32,259 29,376
Goldman Sachs Group, VR, 2.383%, 7/21/32 (6)(7) 17,802 14,495
Goldman Sachs Group, VR, 3.615%, 3/15/28 (6) 20,205 19,181
Goldman Sachs Group, VR, 3.691%, 6/5/28 (6) 6,770 6,469
Goldman Sachs Group, VR, 4.482%, 8/23/28 (6) 22,790 22,263
HSBC Holdings, VR, 2.099%, 6/4/26 (6)(7) 11,435 10,931
HSBC Holdings, VR, 2.206%, 8/17/29 (6) 13,255 11,485
HSBC Holdings, VR, 4.755%, 6/9/28 (6) 35,820 34,998
Huntington National Bank, VR, 5.699%, 11/18/25 (6) 3,380 3,353
ING Groep, VR, 6.114%, 9/11/34 (6) 9,190 9,493
JPMorgan Chase, VR, 1.764%, 11/19/31 (6)(7) 42,600 34,139
JPMorgan Chase, VR, 2.182%, 6/1/28 (6) 33,202 30,276
JPMorgan Chase, VR, 2.522%, 4/22/31 (6)(7) 4,475 3,803
JPMorgan Chase, VR, 2.739%, 10/15/30 (6)(7) 12,398 10,877
JPMorgan Chase, VR, 2.956%, 5/13/31 (6)(7) 38,833 33,732
JPMorgan Chase, VR, 5.04%, 1/23/28 (6) 9,645 9,616
JPMorgan Chase, VR, 5.336%, 1/23/35 (6)(7) 8,860 8,818
Morgan Stanley, VR, 1.512%, 7/20/27 (6) 22,190 20,285
Morgan Stanley, VR, 2.699%, 1/22/31 (6) 3,815 3,281
Morgan Stanley, VR, 5.123%, 2/1/29 (6)(7) 25,560 25,448
Morgan Stanley, VR, 5.173%, 1/16/30 (6)(7) 15,220 15,136
PNC Financial Services Group, VR, 5.30%, 1/21/28 (6)(7) 4,985 4,981
PNC Financial Services Group, VR, 6.615%, 10/20/27 (6) 3,100 3,187
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (6) 48,133 45,168

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Societe Generale, VR, 5.519%, 1/19/28 (1)(6) 33,760 33,381
Societe Generale, VR, 5.634%, 1/19/30 (1)(6)(7) 19,725 19,446
Standard Chartered, VR, 1.456%, 1/14/27 (1)(6) 10,354 9,518
Standard Chartered, VR, 2.819%, 1/30/26 (1)(6) 25,268 24,507
Standard Chartered, VR, 3.971%, 3/30/26 (1)(6) 13,070 12,738
Toronto-Dominion Bank, 5.523%, 7/17/28 (7) 3,090 3,135
U.S. Bancorp, VR, 5.384%, 1/23/30 (6)(7) 6,380 6,340
U.S. Bancorp, VR, 5.678%, 1/23/35 (6)(7) 11,010 10,979
UBS, 5.65%, 9/11/28  4,755 4,848
UBS Group, 4.55%, 4/17/26  3,670 3,605
UBS Group, VR, 1.305%, 2/2/27 (1)(6) 16,210 14,921
UBS Group, VR, 1.364%, 1/30/27 (1)(6) 14,633 13,486
UBS Group, VR, 2.193%, 6/5/26 (1)(6) 15,135 14,483
UBS Group, VR, 2.746%, 2/11/33 (1)(6) 7,329 5,870
UBS Group, VR, 4.751%, 5/12/28 (1)(6) 4,085 3,982
UBS Group, VR, 5.711%, 1/12/27 (1)(6)(7) 4,035 4,029
UBS Group, VR, 5.959%, 1/12/34 (1)(6)(7) 13,025 13,158
UBS Group, VR, 6.246%, 9/22/29 (1)(6) 3,135 3,220
UBS Group, VR, 6.301%, 9/22/34 (1)(6) 12,855 13,314
UBS Group, VR, 6.537%, 8/12/33 (1)(6) 1,600 1,663
UBS Group, VR, 9.25% (1)(6)(8) 2,250 2,399
Wells Fargo, 4.30%, 7/22/27 (7) 7,312 7,098
Wells Fargo, VR, 2.393%, 6/2/28 (6)(7) 32,245 29,405
Wells Fargo, VR, 2.572%, 2/11/31 (6)(7) 49,550 42,344
Wells Fargo, VR, 4.478%, 4/4/31 (6)(7) 16,431 15,606
Wells Fargo, VR, 5.198%, 1/23/30 (6)(7) 19,905 19,743
1,400,931
Brokerage Asset Managers Exchanges 0.5%
HAT Holdings I, 8.00%, 6/15/27 (1) 15,050 15,596
Intercontinental Exchange, 4.35%, 6/15/29 (7) 18,145 17,597
LSEGA Financing, 2.00%, 4/6/28 (1) 41,724 37,103
LSEGA Financing, 2.50%, 4/6/31 (1) 14,998 12,576
LSEGA Financing, 3.20%, 4/6/41 (1) 6,705 5,006
87,878
Finance Companies 0.4%
AerCap Ireland Capital, 2.45%, 10/29/26 (7) 18,780 17,326
AerCap Ireland Capital, 3.30%, 1/30/32  10,508 8,866
AerCap Ireland Capital, 5.10%, 1/19/29  7,745 7,621
Navient, 9.375%, 7/25/30  6,025 6,296
Navient, 11.50%, 3/15/31  3,430 3,751
OneMain Finance, 9.00%, 1/15/29  11,155 11,713
55,573
Financial Other 0.0%
Howard Hughes, 5.375%, 8/1/28 (1) 4,795 4,507
4,507

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Insurance 2.5%
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 11,570 11,498
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 2,450 2,432
AmWINS Group, 4.875%, 6/30/29 (1) 5,245 4,839
AmWINS Group, 6.375%, 2/15/29 (1) 4,395 4,395
Aon, 2.80%, 5/15/30  3,835 3,325
Athene Global Funding, 5.684%, 2/23/26 (1)(7) 22,515 22,439
Centene, 2.50%, 3/1/31  23,230 19,065
Centene, 3.00%, 10/15/30  8,330 7,101
Centene, 3.375%, 2/15/30  9,455 8,344
Centene, 4.25%, 12/15/27  3,340 3,181
Centene, 4.625%, 12/15/29  41,038 38,863
CNO Financial Group, 5.25%, 5/30/25  9,713 9,640
Corebridge Financial, 3.65%, 4/5/27  3,425 3,252
Corebridge Financial, 3.85%, 4/5/29  3,495 3,242
Corebridge Financial, 3.90%, 4/5/32  16,445 14,460
Corebridge Global Funding, 5.20%, 1/12/29 (1)(7) 3,270 3,236
Elevance Health, 5.125%, 2/15/53  8,335 7,925
Equitable Financial Life Global Funding, 1.00%, 1/9/26 (1) 16,275 14,956
Equitable Holdings, 4.35%, 4/20/28  41,322 39,791
HUB International, 7.25%, 6/15/30 (1) 13,485 13,721
Humana, 3.95%, 3/15/27  6,275 6,062
Humana, 4.875%, 4/1/30 (7) 15,720 15,474
Humana, 5.95%, 3/15/34 (7) 9,325 9,635
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 7,898 8,204
Marsh & McLennan, 2.25%, 11/15/30 (7) 9,218 7,788
Marsh & McLennan, 5.70%, 9/15/53  20,305 21,056
Metropolitan Life Global Funding I, 5.15%, 3/28/33 (1)(7) 9,335 9,239
Molina Healthcare, 4.375%, 6/15/28 (1) 2,820 2,630
UnitedHealth Group, 4.50%, 4/15/33 (7) 16,060 15,453
UnitedHealth Group, 5.05%, 4/15/53 (7) 41,794 39,996
UnitedHealth Group, 5.875%, 2/15/53 (7) 28,585 30,715
401,957
Real Estate Investment Trusts 0.8%
Alexandria Real Estate Equities, 3.95%, 1/15/27  25,607 24,645
Alexandria Real Estate Equities, 5.25%, 5/15/36  2,525 2,425
Brixmor Operating Partnership, 3.90%, 3/15/27  30,217 28,770
Brixmor Operating Partnership, 4.05%, 7/1/30  1,984 1,825
Brixmor Operating Partnership, 4.125%, 6/15/26  55,609 53,635
Essex Portfolio, 1.65%, 1/15/31  10,099 7,907
Essex Portfolio, 3.625%, 5/1/27 (7) 5,006 4,748
Invitation Homes Operating Partnership, 5.45%, 8/15/30  4,206 4,187
Regency Centers, 4.125%, 3/15/28 (7) 9,817 9,350
137,492
Total Financial Institutions 2,088,338

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL 13.9%
Basic Industry 0.3%
AngloGold Ashanti Holdings, 3.375%, 11/1/28  3,725 3,334
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (1) 845 877
Celanese U.S. Holdings, 6.05%, 3/15/25  2,508 2,517
Celanese U.S. Holdings, 6.165%, 7/15/27 (7) 3,120 3,160
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  9,249 8,691
Freeport-McMoRan, 4.375%, 8/1/28 (7) 6,681 6,347
Freeport-McMoRan, 5.00%, 9/1/27 (7) 1,558 1,525
Methanex, 5.125%, 10/15/27  4,980 4,762
Westlake, 1.625%, 7/17/29 (EUR)  20,686 19,650
50,863
Capital Goods 0.3%
Boeing, 3.25%, 2/1/28  3,405 3,148
Boeing, 5.04%, 5/1/27 (7) 8,010 7,917
Carrier Global, 2.493%, 2/15/27  3,500 3,248
Carrier Global, 5.80%, 11/30/25  4,495 4,530
Ritchie Bros Holdings, 6.75%, 3/15/28 (1) 755 770
Ritchie Bros Holdings, 7.75%, 3/15/31 (1) 5,237 5,492
Sealed Air, 6.125%, 2/1/28 (1) 2,245 2,237
Sealed Air, 7.25%, 2/15/31 (1)(7) 825 852
Stanley Black & Decker, 2.75%, 11/15/50  4,964 2,876
Summit Materials, 7.25%, 1/15/31 (1) 1,375 1,423
TransDigm, 6.75%, 8/15/28 (1) 3,100 3,131
TransDigm, 6.875%, 12/15/30 (1) 9,145 9,259
TransDigm, 7.125%, 12/1/31 (1) 7,965 8,164
53,047
Communications 3.1%
Altice Financing, 5.00%, 1/15/28 (1)(7) 9,510 8,393
Altice Financing, 9.625%, 7/15/27 (1) 11,945 11,975
American Tower, 5.25%, 7/15/28 (7) 3,130 3,116
AT&T, 3.50%, 9/15/53  11,088 7,662
CCO Holdings, 6.375%, 9/1/29 (1) 8,250 7,724
CCO Holdings, 7.375%, 3/1/31 (1) 2,600 2,509
Charter Communications Operating, 3.75%, 2/15/28  8,600 7,930
Charter Communications Operating, 5.25%, 4/1/53 (7) 2,870 2,219
Charter Communications Operating, 6.484%, 10/23/45  5,900 5,392
Charter Communications Operating, 6.65%, 2/1/34  19,440 19,452
Comcast, 3.25%, 11/1/39  23,223 17,811
Crown Castle, 3.80%, 2/15/28  3,445 3,236
Crown Castle, 4.80%, 9/1/28  19,320 18,856
Crown Castle, 5.60%, 6/1/29  12,885 12,942
Crown Castle, 5.80%, 3/1/34 (7) 8,360 8,452
Crown Castle Towers, 3.663%, 5/15/25 (1) 50,986 49,719
CSC Holdings, 11.75%, 1/31/29 (1) 6,935 7,247

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Interpublic Group, 4.65%, 10/1/28  7,525 7,354
Lamar Media, 4.875%, 1/15/29  3,080 2,934
Meta Platforms, 5.60%, 5/15/53  26,215 27,170
Netflix, 4.625%, 5/15/29 (EUR)  7,605 8,592
Rogers Communications, 3.20%, 3/15/27  10,104 9,504
Rogers Communications, 3.80%, 3/15/32 (7) 10,875 9,675
Rogers Communications, 4.35%, 5/1/49 (7) 1,365 1,100
Rogers Communications, 4.55%, 3/15/52 (7) 56,583 46,635
Rogers Communications, 5.00%, 2/15/29 (7) 23,960 23,731
Rogers Communications, 5.30%, 2/15/34 (7) 20,675 20,276
SBA Tower Trust, 1.84%, 4/15/27 (1) 21,685 19,332
SBA Tower Trust, 2.593%, 10/15/31 (1) 17,515 13,753
Sirius XM Radio, 4.00%, 7/15/28 (1) 6,195 5,583
Sirius XM Radio, 5.00%, 8/1/27 (1) 4,168 3,970
Sprint Capital, 6.875%, 11/15/28 (7) 24,540 26,196
Sprint Capital, 8.75%, 3/15/32  15,530 18,772
T-Mobile USA, 5.75%, 1/15/54  34,110 34,561
T-Mobile USA, 6.00%, 6/15/54 (7) 9,255 9,748
Walt Disney, 3.60%, 1/13/51 (7) 9,955 7,540
Warnermedia Holdings, 3.755%, 3/15/27 (7) 19,535 18,499
509,560
Consumer Cyclical 1.9%
American Honda Finance, 5.65%, 11/15/28  13,860 14,269
Bath & Body Works, 6.625%, 10/1/30 (1)(7) 10,110 10,161
Caesars Entertainment, 7.00%, 2/15/30 (1) 5,700 5,821
Carnival, 7.00%, 8/15/29 (1) 5,185 5,367
Carnival, 10.50%, 6/1/30 (1)(7) 10,950 11,908
Clarios Global, 6.75%, 5/15/28 (1) 4,857 4,900
Daimler Truck Finance North America, 5.00%, 1/15/27 (1)(7) 2,290 2,284
Daimler Truck Finance North America, 5.125%, 1/19/28 (1)(7) 3,425 3,420
Daimler Truck Finance North America, 5.375%, 1/18/34 (1)(7) 2,275 2,262
Dollar General, 3.875%, 4/15/27 (7) 3,325 3,196
Dollar General, 5.45%, 7/5/33 (7) 16,840 16,754
Ford Motor, 9.625%, 4/22/30  8,295 9,699
Ford Motor Credit, 4.95%, 5/28/27 (7) 6,895 6,701
Ford Motor Credit, 5.80%, 3/5/27  5,135 5,103
Ford Motor Credit, 6.798%, 11/7/28 (7) 5,070 5,259
Ford Motor Credit, 6.80%, 5/12/28  4,760 4,911
Ford Motor Credit, 7.122%, 11/7/33  5,050 5,389
Ford Motor Credit, 7.35%, 11/4/27  1,255 1,306
General Motors Financial, 4.00%, 10/6/26  3,370 3,253
General Motors Financial, 5.40%, 5/8/27  13,590 13,572
General Motors Financial, 5.80%, 6/23/28 (7) 6,420 6,518
GLP Capital, 3.35%, 9/1/24  6,162 6,069
Hyundai Capital America, 5.25%, 1/8/27 (1) 5,680 5,658
Hyundai Capital America, 5.40%, 1/8/31 (1) 3,290 3,292

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Hyundai Capital America, 5.50%, 3/30/26 (1)(7) 5,370 5,375
Hyundai Capital America, 6.50%, 1/16/29 (1) 6,620 6,933
Las Vegas Sands, 3.50%, 8/18/26 (7) 10,677 10,054
Life Time, 5.75%, 1/15/26 (1) 4,810 4,750
Lowe's, 4.25%, 4/1/52  4,402 3,534
Lowe's, 5.625%, 4/15/53  6,080 6,010
Lowe's, 5.75%, 7/1/53 (7) 5,950 6,009
Marriott International, 5.00%, 10/15/27  12,776 12,702
Match Group Holdings II, 5.00%, 12/15/27 (1) 4,992 4,749
Nissan Motor Acceptance, 1.85%, 9/16/26 (1) 5,960 5,364
O'Reilly Automotive, 5.75%, 11/20/26 (7) 4,875 4,942
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 11.493%, 10/15/26 (1) 5,270 5,020
Ross Stores, 1.875%, 4/15/31 (7) 20,720 16,777
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 3,105 3,113
Royal Caribbean Cruises, 8.25%, 1/15/29 (1) 7,470 7,928
VF, 2.95%, 4/23/30 (7) 11,510 9,454
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 10,398 9,877
Volkswagen Group of America Finance, 4.75%, 11/13/28 (1)(7) 13,610 13,430
Wand NewCo 3, 7.625%, 1/30/32 (1) 1,905 1,953
Yum! Brands, 5.375%, 4/1/32  4,970 4,759
ZF North America Capital, 6.875%, 4/14/28 (1) 3,380 3,443
ZF North America Capital, 7.125%, 4/14/30 (1) 2,765 2,872
306,120
Consumer Non-Cyclical 4.9%
AbbVie, 3.20%, 11/21/29 (7) 18,145 16,628
AbbVie, 4.05%, 11/21/39  13,104 11,574
AbbVie, 4.25%, 11/21/49 (7) 14,924 12,868
AbbVie, 4.50%, 5/14/35  20,682 19,758
AbbVie, 4.70%, 5/14/45  28,417 26,284
AbbVie, 4.875%, 11/14/48  28,471 26,918
AbbVie, 5.05%, 3/15/34 (7) 22,365 22,532
AbbVie, 5.35%, 3/15/44 (7) 4,485 4,529
AbbVie, 5.40%, 3/15/54  19,285 19,658
AbbVie, 5.50%, 3/15/64  10,965 11,142
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  22,565 23,135
Avantor Funding, 4.625%, 7/15/28 (1) 3,120 2,944
BAT Capital, 2.259%, 3/25/28  5,565 4,925
BAT Capital, 6.00%, 2/20/34  8,890 8,821
BAT Capital, 6.343%, 8/2/30  3,090 3,189
BAT Capital, 7.079%, 8/2/43  8,280 8,621
BAT Capital, 7.081%, 8/2/53 (7) 12,780 13,252
BAT International Finance, 1.668%, 3/25/26  9,905 9,177
Bayer U.S. Finance, 6.125%, 11/21/26 (1) 5,645 5,681
Bayer U.S. Finance, 6.25%, 1/21/29 (1) 7,686 7,693
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 11,085 11,183
Bayer U.S. Finance II, 4.25%, 12/15/25 (1)(7) 8,165 7,937

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Becton Dickinson & Company, 2.823%, 5/20/30 (7) 10,563 9,270
Becton Dickinson & Company, 3.70%, 6/6/27  16,974 16,271
Bimbo Bakeries USA, 5.375%, 1/9/36 (1) 3,410 3,387
Bimbo Bakeries USA, 6.40%, 1/15/34 (1) 3,390 3,627
Bristol-Myers Squibb, 5.10%, 2/22/31  8,505 8,540
Bristol-Myers Squibb, 5.20%, 2/22/34 (7) 17,770 17,887
Bristol-Myers Squibb, 5.55%, 2/22/54  7,205 7,289
Bristol-Myers Squibb, 5.65%, 2/22/64 (7) 9,630 9,783
Bristol-Myers Squibb, 6.25%, 11/15/53 (7) 11,112 12,369
Charles River Laboratories International, 4.25%, 5/1/28 (1) 3,465 3,240
CVS Health, 3.25%, 8/15/29 (7) 3,560 3,240
CVS Health, 4.30%, 3/25/28 (7) 3,265 3,171
CVS Health, 5.05%, 3/25/48  37,769 33,639
CVS Health, 5.625%, 2/21/53  16,520 16,016
CVS Health, 5.875%, 6/1/53 (7) 9,060 9,056
Darling Ingredients, 6.00%, 6/15/30 (1)(7) 5,145 5,048
HCA, 3.125%, 3/15/27  8,660 8,131
HCA, 3.375%, 3/15/29  9,695 8,837
HCA, 3.50%, 9/1/30 (7) 18,270 16,306
HCA, 4.50%, 2/15/27  3,300 3,226
HCA, 5.375%, 9/1/26  6,729 6,695
HCA, 5.875%, 2/15/26  6,575 6,600
IQVIA, 6.25%, 2/1/29  13,440 13,826
IQVIA, 6.50%, 5/15/30 (1) 435 440
Mars, 4.75%, 4/20/33 (1) 16,610 16,176
Mattel, 5.875%, 12/15/27 (1)(7) 16,405 16,343
Mondelez International, 2.75%, 4/13/30 (7) 4,714 4,163
Mylan, 4.55%, 4/15/28  6,805 6,550
Pfizer Investment Enterprises, 4.75%, 5/19/33 (7) 10,395 10,089
Pfizer Investment Enterprises, 5.30%, 5/19/53 (7) 10,425 10,211
Pfizer Investment Enterprises, 5.34%, 5/19/63  17,625 17,005
Philip Morris International, 5.125%, 2/15/30 (7) 10,740 10,701
Revvity, 1.90%, 9/15/28 (7) 13,950 12,069
Revvity, 2.25%, 9/15/31 (7) 7,580 6,133
Revvity, 3.30%, 9/15/29  10,440 9,412
Reynolds American, 4.45%, 6/12/25  5,094 5,016
Sartorius Finance, 4.875%, 9/14/35 (EUR)  14,300 16,269
Solventum, 5.40%, 3/1/29 (1) 15,605 15,593
Solventum, 5.60%, 3/23/34 (1) 41,435 41,169
Solventum, 5.90%, 4/30/54 (1) 16,480 16,292
Solventum, 6.00%, 5/15/64 (1) 16,455 16,058
Sutter Health, 5.164%, 8/15/33  5,265 5,284
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  3,580 3,813
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  4,195 4,541
Thermo Fisher Scientific, 5.20%, 1/31/34 (7) 7,575 7,682
Utah Acquisition Sub, 3.95%, 6/15/26  42,360 40,901

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Utah Acquisition Sub, 5.25%, 6/15/46  2,128 1,733
Viatris, 3.85%, 6/22/40  12,713 9,423
Viatris, 4.00%, 6/22/50 (7) 8,520 5,810
812,779
Energy 2.6%
Boardwalk Pipelines, 3.40%, 2/15/31 (7) 15,531 13,747
Boardwalk Pipelines, 4.45%, 7/15/27  17,539 17,021
Boardwalk Pipelines, 5.95%, 6/1/26  11,500 11,572
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  10,066 10,003
Cheniere Energy, 4.625%, 10/15/28  6,820 6,542
Chesapeake Energy, 6.75%, 4/15/29 (1) 5,355 5,368
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 16,685 16,317
Continental Resources, 4.375%, 1/15/28  3,430 3,293
Diamondback Energy, 6.25%, 3/15/53  3,420 3,628
Enbridge, 6.20%, 11/15/30 (7) 5,155 5,397
Enbridge, 6.70%, 11/15/53 (7) 8,130 9,123
Energy Transfer, 2.90%, 5/15/25  8,697 8,423
Energy Transfer, 5.55%, 5/15/34  8,960 8,837
Energy Transfer, 5.95%, 5/15/54  5,935 5,788
Energy Transfer, 6.40%, 12/1/30  11,100 11,645
Energy Transfer, 6.55%, 12/1/33  5,350 5,671
Hilcorp Energy I, 8.375%, 11/1/33 (1) 8,416 9,016
Kinetik Holdings, 5.875%, 6/15/30 (1) 2,861 2,786
Kinetik Holdings, 6.625%, 12/15/28 (1) 10,468 10,599
MPLX, 4.125%, 3/1/27  3,330 3,229
NuStar Logistics, 6.00%, 6/1/26  3,044 3,002
Occidental Petroleum, 6.125%, 1/1/31  13,454 13,804
Occidental Petroleum, 6.20%, 3/15/40  3,705 3,751
Occidental Petroleum, 6.375%, 9/1/28  4,630 4,801
Occidental Petroleum, 6.45%, 9/15/36  3,105 3,268
Occidental Petroleum, 6.625%, 9/1/30 (7) 4,570 4,808
Occidental Petroleum, 7.50%, 5/1/31  12,010 13,256
Occidental Petroleum, 8.50%, 7/15/27 (7) 5,295 5,732
Occidental Petroleum, 8.875%, 7/15/30  26,910 31,000
ONEOK, 5.65%, 11/1/28  3,150 3,205
ONEOK, 5.80%, 11/1/30  9,460 9,665
ONEOK, 6.05%, 9/1/33  9,310 9,596
Ovintiv, 5.65%, 5/15/28 (7) 6,425 6,476
Pioneer Natural Resources, 5.10%, 3/29/26  6,015 6,002
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 5,330 5,415
Raizen Fuels Finance, 6.95%, 3/5/54 (1) 4,930 5,030
Sabine Pass Liquefaction, 4.20%, 3/15/28  3,320 3,198
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 940 935
Targa Resources, 6.15%, 3/1/29  15,155 15,549
Targa Resources Partners, 5.00%, 1/15/28  3,285 3,211
Targa Resources Partners, 5.50%, 3/1/30  5,907 5,848

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Targa Resources Partners, 6.875%, 1/15/29  3,817 3,931
TER F inance Jersey, Series 21, Zero Coupon, 1/2/25 (1) 23,600 22,251
Venture Global Calcasieu Pass, 3.875%, 11/1/33 (1) 2,855 2,391
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 6,170 6,154
Venture Global LNG, 8.375%, 6/1/31 (1) 16,155 16,337
Venture Global LNG, 9.50%, 2/1/29 (1) 15,710 16,751
Western Midstream Operating, 4.50%, 3/1/28  3,365 3,218
Western Midstream Operating, 6.35%, 1/15/29  3,190 3,292
Williams, 2.60%, 3/15/31 (7) 29,960 25,203
Williams, 3.75%, 6/15/27  10,751 10,332
435,417
Industrial Other 0.1%
Booz Allen Hamilton, 5.95%, 8/4/33  7,290 7,509
7,509
Technology 0.6%
Broadcom, 2.60%, 2/15/33 (1) 11,876 9,490
Broadcom, 3.419%, 4/15/33 (1) 16,816 14,312
Broadcom, 3.875%, 1/15/27  3,320 3,212
Central Parent, 7.25%, 6/15/29 (1)(7) 2,855 2,869
Central Parent, 8.00%, 6/15/29 (1) 4,350 4,459
Fiserv, 4.20%, 10/1/28 (7) 3,380 3,242
Gen Digital, 7.125%, 9/30/30 (1)(7) 1,130 1,151
GTCR W-2 Merger, 7.50%, 1/15/31 (1) 7,070 7,370
Micron Technology, 4.185%, 2/15/27  4,965 4,804
Micron Technology, 5.30%, 1/15/31 (7) 10,725 10,584
Micron Technology, 6.75%, 11/1/29  11,330 11,996
Oracle, 4.90%, 2/6/33  16,745 16,156
Sensata Technologies, 5.875%, 9/1/30 (1) 2,820 2,735
UKG, 6.875%, 2/1/31 (1) 6,580 6,654
99,034
Transportation 0.1%
American Airlines, 5.50%, 4/20/26 (1) 2,651 2,625
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  17,020 16,269
18,894
Total Industrial 2,293,223
UTILITY 3.0%
Electric 2.9%
AES, 5.45%, 6/1/28  6,410 6,397
American Electric Power, 5.20%, 1/15/29 (7) 11,820 11,829
Baltimore Gas & Electric, 5.40%, 6/1/53 (7) 7,960 7,843
DTE Energy, 4.875%, 6/1/28  3,220 3,173
DTE Energy, 5.10%, 3/1/29 (7) 22,930 22,669
Duke Energy, 5.00%, 8/15/52  21,270 18,961
Duke Energy, 6.10%, 9/15/53  23,015 23,862
Edison International, 4.95%, 4/15/25  1,306 1,294

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Edison International, 6.95%, 11/15/29  3,045 3,245
Enel Finance America, 7.10%, 10/14/27 (1) 3,075 3,229
Enel Finance International, 1.875%, 7/12/28 (1)(7) 18,162 15,727
Exelon, 5.15%, 3/15/28 (7) 3,215 3,202
Exelon, 5.45%, 3/15/34 (7) 8,675 8,632
Exelon, 5.60%, 3/15/53 (7) 26,830 26,155
Georgia Power, 4.95%, 5/17/33  17,255 16,904
Georgia Power, 5.25%, 3/15/34  18,800 18,650
Indiana Michigan Power, 5.625%, 4/1/53  1,450 1,457
MidAmerican Energy, 5.85%, 9/15/54 (7) 6,460 6,802
NextEra Energy Capital Holdings, 2.44%, 1/15/32 (7) 15,465 12,579
NextEra Energy Capital Holdings, 5.25%, 2/28/53 (7) 6,955 6,509
NextEra Energy Capital Holdings, 5.749%, 9/1/25  11,275 11,320
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 9,190 8,863
NRG Energy, 4.45%, 6/15/29 (1) 9,592 8,873
Pacific Gas & Electric, 2.10%, 8/1/27 (7) 7,517 6,734
Pacific Gas & Electric, 2.50%, 2/1/31  21,478 17,611
Pacific Gas & Electric, 3.30%, 12/1/27 (7) 3,550 3,282
Pacific Gas & Electric, 3.95%, 12/1/47  10,551 7,654
Pacific Gas & Electric, 4.55%, 7/1/30 (7) 17,647 16,600
Pacific Gas & Electric, 5.80%, 5/15/34 (7) 12,560 12,533
Pacific Gas & Electric, 6.70%, 4/1/53 (7) 5,775 6,208
Pacific Gas & Electric, 6.75%, 1/15/53  12,830 13,779
Pacific Gas & Electric, 6.95%, 3/15/34 (7) 9,445 10,194
PacifiCorp, 5.30%, 2/15/31  14,010 13,810
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 9,700 10,063
Public Service Enterprise Group, 5.875%, 10/15/28  3,090 3,168
Southern, 5.70%, 3/15/34 (7) 27,500 28,034
Southern California Edison, 5.70%, 3/1/53  8,250 8,199
Southern California Edison, Series D, 4.70%, 6/1/27  13,000 12,815
Talen Energy Supply, 8.625%, 6/1/30 (1) 7,652 8,054
Vistra, VR, 8.00% (1)(6)(8) 16,305 16,305
Vistra, Series C, VR, 8.875% (1)(6)(8) 3,295 3,344
Vistra Operations, 5.125%, 5/13/25 (1) 6,867 6,808
Vistra Operations, 6.95%, 10/15/33 (1) 7,385 7,701
Vistra Operations, 7.75%, 10/15/31 (1) 11,850 12,235
473,306
Natural Gas 0.1%
Boston Gas, 6.119%, 7/20/53 (1)(7) 5,860 5,892
NiSource, 3.49%, 5/15/27  3,365 3,198
NiSource, 5.25%, 3/30/28  3,395 3,413
Sempra, 3.40%, 2/1/28  3,450 3,234

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Sempra, 3.70%, 4/1/29  5,350 4,981
20,718
Total Utility 494,024
Total Corporate Bonds
(Cost $5,033,833) 4,875,585
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.4%
Owned No Guarantee 0.7%
Gaci First Investment, 4.875%, 2/14/35  17,430 16,516
Gaci First Investment, 5.125%, 2/14/53  28,255 24,270
Petroleos Mexicanos, 6.50%, 3/13/27  42,050 39,145
Republic of Chile, 3.625%, 8/1/27  8,800 8,284
Republic of Chile, 6.30%, 9/8/53 (1)(7) 20,560 19,935
Republic of Chile, 6.30%, 9/8/53  3,735 3,621
Republic of Chile, 6.44%, 1/26/36 (1) 9,730 9,910
121,681
Sovereign 0.7%
Kingdom of Saudi Arabia, 4.75%, 1/16/30 (1) 6,490 6,386
Kingdom of Saudi Arabia, 5.75%, 1/16/54 (1) 12,140 11,771
Republic of Bulgaria, 4.375%, 5/13/31 (EUR)  12,065 13,618
Republic of Bulgaria, 4.875%, 5/13/36 (EUR)  13,651 15,772
Republic of Panama, 7.50%, 3/1/31  11,860 12,188
Republic of Romania, 5.875%, 1/30/29 (1) 18,690 18,574
United Mexican States, 5.00%, 5/7/29  16,700 16,448
United Mexican States, 6.00%, 5/7/36  15,680 15,641
110,398
Total Foreign Government Obligations & Municipalities
(Cost $229,743) 232,079
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.7%
Collateralized Mortgage Obligations 0.9%
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66 (1) 7,470 6,253
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 9,079 7,785
Citigroup Mortgage Loan Trust
Series 2022-INV1, Class A4B, CMO, ARM
3.00%, 11/27/51 (1) 7,399 6,039
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
SOFR30A + 1.114%, 6.436%, 2/25/30  129 129

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities
Series 2022-R01, Class 1M2, CMO, ARM
SOFR30A + 1.90%, 7.222%, 12/25/41 (1) 19,620 19,755
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM
4.00%, 9/25/48 (1) 830 794
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 3,590 3,379
Flagstar Mortgage Trust
Series 2021-5INV, Class A16, CMO, ARM
2.50%, 7/25/51 (1) 9,500 7,435
Flagstar Mortgage Trust
Series 2021-8INV, Class A18, CMO, ARM
2.50%, 9/25/51 (1) 8,668 6,784
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 1,079 989
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1) 736 655
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58 (1) 1,689 1,545
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
5.133%, 7/25/44 (1) 349 346
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
2.925%, 10/25/50 (1) 15,872 13,293
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 11,557 9,355
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (1) 4,393 3,908
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M TSFR + 0.944%, 6.00%, 8/25/50 (1) 2,275 2,157
JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM
3.50%, 8/25/50 (1) 3,848 3,370
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM
3.50%, 6/25/50 (1) 265 257
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM
3.50%, 6/25/50 (1) 656 637

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-NQM1, Class A2, CMO, STEP
7.53%, 9/25/68 (1) 5,738 5,839
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A4, CMO, ARM
2.50%, 6/25/51 (1) 5,897 4,637
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 10,901 8,629
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 928 844
OBX Trust
Series 2019-INV2, Class A5, CMO, ARM
4.00%, 5/27/49 (1) 2,512 2,285
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 6,384 5,636
OBX Trust
Series 2023-NQM9, Class A2, CMO, STEP
7.513%, 10/25/63 (1) 1,363 1,386
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48 (1) 602 539
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 2,873 2,645
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1) 612 593
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 379 369
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, CMO, ARM
SOFR30A + 2.30%, 7.622%, 8/25/33 (1) 7,817 7,977
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 7.172%, 11/25/43  22 23
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, CMO, ARM
1M TSFR + 1.114%, 6.435%, 10/25/59 (1) 3,257 3,283
Verus Securitization Trust
Series 2019-INV2, Class A3, CMO, ARM
4.219%, 7/25/59 (1) 2,362 2,251
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
4.10%, 11/25/59 (1) 3,465 3,348

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1) 193 191
Verus Securitization Trust
Series 2022-1, Class A1, CMO, STEP
2.724%, 1/25/67 (1) 5,428 4,828
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 1,790 1,621
151,789
Commercial Mortgage-Backed Securities 1.8%
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class B, ARM
1M TSFR + 1.297%, 6.615%, 9/15/32 (1) 6,970 6,918
Aventura Mall Trust
Series 2018-AVM, Class A, ARM
4.112%, 7/5/40 (1) 39,170 36,807
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class A, ARM
1M TSFR + 1.147%, 6.465%, 9/15/34 (1) 35,456 35,457
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M TSFR + 2.274%, 7.592%, 11/15/34 (1) 10,230 1,636
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 8.458%, 6/15/27 (1) 8,275 8,298
BX Trust
Series 2021-ARIA, Class B, ARM
1M TSFR + 1.411%, 6.729%, 10/15/36 (1) 6,815 6,697
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B
3.267%, 11/15/52  9,752 8,027
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805A, ARM
3.79%, 12/15/72 (1) 12,000 4,819
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C
3.031%, 12/10/41 (1) 8,370 6,673
Citigroup Commercial Mortgage Trust
Series 2020-555, Class D
3.233%, 12/10/41 (1) 5,500 4,262
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M TSFR + 1.414%, 6.736%, 11/15/37 (1) 11,083 11,035
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.555%, 9/10/35 (1) 23,679 22,037

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.348%, 6.666%, 12/15/36 (1) 9,868 9,862
Great Wolf Trust
Series 2019-WOLF, Class B, ARM
1M TSFR + 1.648%, 6.966%, 12/15/36 (1) 3,274 3,269
GS Mortgage Securities Trust
Series 2019-GC40, Class B
3.543%, 7/10/52  12,730 10,869
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33 (1) 9,825 8,879
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFX
4.549%, 7/5/33 (1) 7,620 6,438
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (1) 11,395 9,032
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  20,470 19,758
SCG Mortgage Trust
Series 2023-NASH, Class A, ARM
1M TSFR + 2.391%, 7.708%, 12/15/40 (1) 23,405 23,551
UBS Commercial Mortgage Trust
Series 2018-C9, Class AS, ARM
4.318%, 3/15/51  7,230 6,499
VNDO Trust
Series 2016-350P, Class D, ARM
3.903%, 1/10/35 (1) 8,849 7,958
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class AS, ARM
4.121%, 7/15/58  6,215 5,959
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50  5,750 5,259
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36 (1) 19,849 15,031
285,030
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $499,273) 436,819

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 26.4%
U.S. Government Agency Obligations 20.1%
Federal Home Loan Mortgage
2.50%, 5/1/30  4,313 4,066
3.00%, 12/1/42 - 4/1/47  15,339 13,621
3.50%, 9/1/42 - 3/1/46  71,974 65,817
4.00%, 10/1/40 - 8/1/45  7,696 7,244
4.50%, 6/1/39 - 5/1/42  11,658 11,385
5.00%, 7/1/25 - 8/1/40  3,166 3,145
5.50%, 4/1/26 - 12/1/39  3,086 3,138
6.00%, 10/1/32 - 8/1/38  1,993 2,052
6.50%, 4/1/24 - 9/1/39  776 797
7.00%, 12/1/24 - 6/1/32  18 19
7.50%, 5/1/24 - 6/1/24  — —
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.34%, 10/1/36  27 28
RFUCCT1Y + 1.725%, 5.975%, 7/1/35  19 19
RFUCCT1Y + 1.832%, 6.081%, 3/1/36  76 76
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  121 120
RFUCCT1Y + 1.917%, 6.292%, 2/1/37  66 67
RFUCCT1Y + 1.93%, 6.187%, 12/1/36  77 77
RFUCCT1Y + 2.031%, 6.276%, 11/1/36  111 110
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  10,892 2,093
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  4 4
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36 - 4/1/37  31,574 27,368
2.00%, 8/1/36 - 5/1/52  216,901 174,869
2.50%, 4/1/37 - 9/1/52  297,819 248,209
3.00%, 11/1/34 - 4/1/52  59,587 52,554
3.50%, 6/1/47 - 6/1/52  37,541 34,048
4.00%, 6/1/37 - 2/1/50  28,212 26,591
4.50%, 9/1/37 - 11/1/52  66,796 63,316
5.00%, 8/1/52 - 5/1/53  19,237 18,671
5.50%, 8/1/53  38,161 37,842
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  5,880 5,156
3.50%, 6/1/42 - 5/1/46  43,533 39,611
4.00%, 11/1/40  7,571 7,231
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  63 63
RFUCCT1Y + 1.598%, 5.683%, 7/1/36  193 196
RFUCCT1Y + 1.655%, 5.905%, 8/1/37  44 44
RFUCCT1Y + 1.87%, 6.12%, 8/1/36  115 114
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  20 3

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., UMBS
1.50%, 2/1/37 - 1/1/42  61,870 52,100
2.00%, 11/1/35 - 7/1/52  947,358 764,186
2.50%, 5/1/30 - 9/1/52  490,889 412,258
3.00%, 6/1/27 - 7/1/52  374,354 330,622
3.50%, 11/1/32 - 3/1/52  125,342 114,872
4.00%, 7/1/35 - 11/1/52  183,944 172,332
4.50%, 7/1/39 - 7/1/52  99,004 95,758
5.00%, 3/1/25 - 9/1/53  82,481 80,879
5.50%, 4/1/34 - 10/1/53  73,285 72,955
6.00%, 11/1/32 - 1/1/54  137,981 139,736
6.50%, 8/1/27 - 11/1/53  32,964 33,758
7.00%, 10/1/29 - 4/1/37  96 99
UMBS, TBA (9)
2.50%, 3/1/54  27,950 22,961
3.50%, 3/1/54  28,465 25,322
5.00%, 3/1/54  55,185 53,512
5.50%, 3/1/54  14,690 14,531
6.00%, 3/1/54  11,280 11,327
6.50%, 3/1/54  56,435 57,422
3,304,394
U.S. Government Obligations 6.3%
Government National Mortgage Assn.
1.50%, 8/20/36 - 6/20/37  10,464 8,972
2.00%, 1/20/51 - 3/20/52  226,007 184,039
2.50%, 8/20/50 - 3/20/52  216,999 183,754
3.00%, 9/15/42 - 6/20/52  191,853 169,162
3.50%, 9/15/41 - 7/20/52  127,716 116,961
4.00%, 2/20/41 - 10/20/52  106,334 99,780
4.50%, 7/15/26 - 4/20/53  88,796 85,418
5.00%, 9/15/33 - 6/20/48  35,335 35,266
5.50%, 10/20/32 - 3/20/49  15,179 15,425
6.00%, 1/20/34 - 12/20/38  1,913 1,973
6.50%, 1/15/26 - 12/15/31  37 38
7.00%, 5/20/28 - 11/20/28  10 11
7.50%, 7/15/28 - 8/15/28  35 36
8.00%, 9/15/27 - 10/15/27  80 81
8.50%, 9/20/26  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  2,850 2,569
3.50%, 10/20/50  9,510 7,875
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  2,751 427
4.00%, 2/20/43  1,985 217
Government National Mortgage Assn., TBA (9)
5.00%, 3/20/54  32,425 31,670

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
5.50%, 3/20/54  81,265 80,722
6.00%, 3/20/54  19,170 19,263
6.50%, 3/20/54  1,340 1,358
1,045,017
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $4,694,146) 4,349,411
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 31.0%
U.S. Treasury Obligations 31.0%
U.S. Treasury Bonds, 3.375%, 8/15/42  437,190 373,797
U.S. Treasury Bonds, 3.625%, 2/15/53  269,845 235,988
U.S. Treasury Bonds, 3.625%, 5/15/53  19,900 17,419
U.S. Treasury Bonds, 3.875%, 2/15/43  159,815 146,381
U.S. Treasury Bonds, 4.00%, 11/15/42  304,955 284,704
U.S. Treasury Bonds, 4.125%, 8/15/53  278,000 266,315
U.S. Treasury Bonds, 4.75%, 11/15/53  171,700 182,780
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  646,264 618,798
U.S. Treasury Notes, 0.625%, 12/31/27  206,375 179,514
U.S. Treasury Notes, 0.625%, 8/15/30  210,550 167,617
U.S. Treasury Notes, 1.50%, 1/31/27  308,150 283,642
U.S. Treasury Notes, 3.25%, 6/30/27  234,665 226,452
U.S. Treasury Notes, 3.875%, 11/30/27  212,795 209,271
U.S. Treasury Notes, 4.125%, 6/15/26  23,040 22,824
U.S. Treasury Notes, 4.125%, 9/30/27  228,435 226,579
U.S. Treasury Notes, 4.125%, 10/31/27  7,870 7,806
U.S. Treasury Notes, 4.50%, 7/15/26  249,905 249,710
U.S. Treasury Notes, 4.50%, 11/15/33  79,050 80,557
U.S. Treasury Notes, 4.625%, 9/15/26  737,622 739,697
U.S. Treasury Notes, 4.625%, 10/15/26 (10) 346,295 347,431
U.S. Treasury Notes, 4.625%, 9/30/30  68,600 69,951
U.S. Treasury Notes, 8/31/30  168,635 167,133
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $5,198,402) 5,104,366
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.9%
T. Rowe Price Government Reserve Fund, 5.39% (4)(11) 484,244 484,244
Total Short-Term Investments
(Cost $484,244) 484,244

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 2.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.39% (4)(11) 533 533
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 533
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 5.39% (4)(11) 353,354 353,354
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 353,354
Total Securities Lending Collateral
(Cost $353,887) 353,887
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 3/22/24 @
$109.50 (12) 11,487 1,268,596 4,487
Total Exchange-Traded Options Purchased (Cost $5,043) 4,487
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest Rate Swap,
8/12/54 Pay Fixed 3.80%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/8/24 @ 3.80%* (12) 1 114,982 3,168
Barclays Bank
30 Year Interest Rate Swap,
8/13/54 Pay Fixed 3.80%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/9/24 @ 3.80%* (12) 1 202,750 5,611

T. ROWE PRICE New Income Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Credit Default Swap Protection
Bought (Relevant Credit:
Markit CDX.NA.HY-S41, 5
Year Index, 12/20/28), Pay
5.00% Quarterly, Receive
upon credit default, 3/20/24 @
1.03%* (12) 1 277,771 125
Goldman Sachs
30 Year Interest Rate Swap,
8/13/54 Pay Fixed 3.80%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/9/24 @ 3.80%* (12) 1 101,375 2,805
JPMorgan Chase
Credit Default Swap Protection
Bought (Relevant Credit:
Markit CDX.NA.HY-S41, 5
Year Index, 12/20/28), Pay
5.00% Quarterly, Receive
upon credit default, 3/20/24 @
1.04%* (12) 1 540,784 134
Morgan Stanley
30 Year Interest Rate Swap,
8/12/54 Pay Fixed 3.80%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/8/24 @ 3.80%* (12) 1 101,375 2,793
Morgan Stanley
30 Year Interest Rate Swap,
8/13/54 Pay Fixed 3.80%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/9/24 @ 3.80%* (12) 1 202,750 5,611
Total OTC Options Purchased (Cost $24,609) 20,247
Total Options Purchased (Cost $29,652) 24,734
Total Investments in Securities 103.9%
(Cost $17,802,779) $ 17,128,009
Other Assets Less Liabilities (3.9)% (650,805)
Net Assets 100.0% $ 16,477,204
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$2,411,282 and represents 14.6% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of February 29, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) SEC 30-day yield
(5) Affiliated Companies
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) All or a portion of this security is on loan at February 29, 2024.
(8) Perpetual security with no stated maturity date.
(9) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $318,088 and represents 1.9% of net assets.
(10) At February 29, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(11) Seven-day yield
(12) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
OTC Over-the-counter
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.2)%
OTC Options Written (0.2)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/8/24 @ 4.20%* 1 922,538 (5,258)
Morgan Stanley
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/8/24 @ 4.20%* 1 839,988 (4,787)
Barclays Bank
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/9/24 @ 4.20%* 1 1,634,708 (9,318)
Goldman Sachs
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/9/24 @ 4.20%* 1 804,779 (4,588)
Morgan Stanley
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/9/24 @ 4.20%* 1 1,634,707 (9,318)
Total Options Written (Premiums $(21,870)) $ (33,269)

T. ROWE PRICE New Income Fund

(Amounts in 000s)
SWAPS 0.3%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 * 2,883 44 73 (29)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 * 454,750 6,938 11,902 (4,964)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S16, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
4/17/65 * 16,953 308 513 (205)
Total Bilateral Credit Default Swaps, Protection
Bought 12,488 (5,198)
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 5,778 24 17 7
Total Bilateral Credit Default Swaps, Protection Sold 17 7
Total Bilateral Swaps 12,505 (5,191)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.3%
Credit Default Swaps, Protection Sold 0.3%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 27,140 (93) (90) (3)
Protection Sold (Relevant Credit: Markit
CDX.EM.IG-S40, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 165,132 2,624 2,392 232

T. ROWE PRICE New Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/28 117,174 8,606 94 8,512
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S41, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 1,457,239 32,984 27,352 5,632
Protection Sold (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S40, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 (EUR) 190,975 (1,090) (914) (176)
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/28 231,883 2,013 337 1,676
Total Centrally Cleared Credit Default Swaps,
Protection Sold 15,873
Total Centrally Cleared Swaps 15,873
Net payments (receipts) of variation margin to date (14,591)
Variation margin receivable (payable) on centrally cleared swaps $ 1,282
* Credit ratings as of February 29, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $1,471.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 3/4/24 AUD 83,039 JPY 8,035,679 $ 349
Barclays Bank 3/4/24 AUD 5,583 USD 3,622 7
Citibank 3/4/24 AUD 127,010 JPY 12,288,853 546
Citibank 3/4/24 JPY 36,383,948 AUD 381,648 (5,261)
Deutsche Bank 5/24/24 USD 7,332 EUR 6,751 10
Deutsche Bank 5/24/24 USD 16,826 EUR 15,560 (50)
Goldman Sachs 3/4/24 AUD 83,006 JPY 8,030,479 362
JPMorgan Chase 3/4/24 AUD 83,010 JPY 8,028,938 375
JPMorgan Chase 5/24/24 USD 9,326 EUR 8,570 31
State Street 5/24/24 USD 54,849 EUR 50,714 (154)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (3,785)

T. ROWE PRICE New Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 2,116 Euro BUND contracts 3/24 (303,367) $ 1,880
Long, 7,262 U.S. Treasury Notes five year contracts 6/24 776,353 160
Short, 4,264 U.S. Treasury Notes ten year contracts 6/24 (470,905) (538)
Short, 13,803 U.S. Treasury Notes two year contracts 6/24 (2,826,164) (574)
Long, 4,575 Ultra U.S. Treasury Bonds contracts 6/24 585,028 3,929
Short, 5,284 Ultra U.S. Treasury Notes ten year
contracts 6/24 (603,284) (503)
Net payments (receipts) of variation margin to date (3,451)
Variation margin receivable (payable) on open futures contracts $ 903

T. ROWE PRICE New Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund - Z
Class, 9.14%  $ — $ 8 $ 21
T. Rowe Price Government Reserve Fund, 5.39% — — 51,493++
Totals $ —# $ 8 $ 51,514+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
02/29/24
T. Rowe Price Institutional
Floating Rate Fund - Z Class,
9.14%  $ 284 $ 22 $ — $ 314
T. Rowe Price Government
Reserve Fund, 5.39% 2,018,913  ¤  ¤ 838,131
Total $ 838,445^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $51,514 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $838,423.

T. ROWE PRICE New Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE New Income Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other

T. ROWE PRICE New Income Fund

valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 16,264,830 $ — $ 16,264,830
Bond Mutual Funds 314 — — 314
Short-Term Investments 484,244 — — 484,244
Securities Lending Collateral 353,887 — — 353,887
Options Purchased 4,487 20,247 — 24,734
Total Securities 842,932 16,285,077 — 17,128,009
Swaps* — 23,366 — 23,366
Forward Currency Exchange
Contracts — 1,680 — 1,680
Futures Contracts* 5,969 — — 5,969
Total $ 848,901 $ 16,310,123 $ — $ 17,159,024
Liabilities
Options Written $ — $ 33,269 $ — $ 33,269
Swaps* — 179 — 179
Forward Currency Exchange
Contracts — 5,465 — 5,465
Futures Contracts* 1,615 — — 1,615
Total $ 1,615 $ 38,913 $ — $ 40,528

T. ROWE PRICE New Income Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F43-054Q3 02/24
1
Includes Asset-Backed Securities, Bank Loans, Corporate Bonds, Foreign Government
Obligations & Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.